Trade Receivables, Net (Details Textual)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
Trade receivables collection period		122 days
Trade receivables payment description	All trade receivables must be paid within 122 days. Trade receivables not paid in full by this time are considered overdue and once 30 days past due are considered delinquent.